Debt - Schedule of Revolving Credit Facilities (Details) - Dec. 31, 2023 - Revolving Credit Facility € in Millions, $ in Millions	USD ($)	EUR (€)
Revolving Credit Facility A
Debt Instrument [Line Items]
Maximum amount | $	$ 820
Revolving Credit Facility B
Debt Instrument [Line Items]
Maximum amount | €		€ 1,000